Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 74,239	$ 79,457	$ 83,445
Grants received	17,591
Equipment produced for self use	$ 111,393	$ 108,642